INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
INCOME TAXES
INCOME TAXES
12.	INCOME TAXES

Prior to the closing the Business Combination, BMS was classified as a partnership for income tax purposes and is therefore not subject to federal, and certain state, and local income taxes. Subsequent to the closing of the Business Combination, BMS elected to be taxed as a corporation and therefore subject to federal, state and local income taxes. Binah Capital Group, Inc. and Binah Capital Corp are also corporations and subject to federal, state and local income taxes. PKSH elected to be taxed as a corporation. The PKSH Entities and WEG are taxable entities and are subject to federal, state, and local income taxes.

The effective tax rate was approximately 22% and (15)% for the six months ended June 30, 2025 and 2024, respectively. The effective income tax rate for the periods ended June 30, 2025 and 2024 differed significantly from the statutory rate primarily due to transaction costs that were incurred as a result of the Reverse Recapitalization, warrant revaluations, and other permanent differences. The tax provision is related to the activities of the taxable entities including Binah Capital group, Inc., BMS, PKSH Entities, Cabot Entities and WEG.

17.INCOME TAXES

Prior to the closing the Business Combination BMS was classified as a partnership for income tax purposes and is therefore not subject to federal, and certain state, and local income taxes. Subsequent to the closing of the Business Combination, BMS elected to be taxed as a corporation and therefore subject to federal, state and local income taxes. Binah Capital Group, Inc. and Binah Capital Corp are also corporations and subject to federal, state and local income taxes. PKSH elected to be taxed as a corporation. The PKSH Entities and WEG are taxable entities and are subject to federal, state, and local income taxes. Therefore, these consolidated financial statements include an income tax provision for the all taxable entities, which is the primary reason for the difference between the statutory tax rate and the effective tax rate.

The income tax provision (benefit) for the years ended December 31, consisted of the following:

	2024	2023
Federal:
Current	$584	$180
Deferred	623	(354)

State and local:
Current	224	119
Deferred	(16)	(30)
Income tax provision (benefit)	$1,415	$(85)

17.INCOME TAXES (continued)

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(5.1)%	13.2%
Non-deductible meals and entertainment	(1.1)%	6.3%
Non-deductible transaction costs	(4.7)%	—
Gain/(loss) on the fair value of warrants	4.1%	—
Deferred adjustments	(31.5)%	(127.3)%
Non-taxable pass through entities	(18.1)%	69.7%
Net operating loss true-up	(6.9)%	—
Other adjustments	(2.8)%	(0.4)%

Effective rate	(45.1)%	(17.5)%

Deferred Taxes

Deferred tax assets and liabilities are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates. Temporary differences, and net operating loss carryforwards that give rise to deferred tax assets and liabilities are summarized as follows as of December 31:

	2024	2023
Deferred tax assets/(liabilities):
Property, and equipment, net	$(116)	$(92)
Intangibles, net	246	—
IRC 163(j) interest limitation, carryover	340	190
Net operating loss	281	832
Other	138	63
Total	889	993
Valuation Allowance	(529)	—
Net deferred tax asset	$360	$993

Net Operating Losses

At December 31, 2024, the Company and its subsidiaries had federal and state net operating loss carry forwards of approximately $1.0 million and $1.8 million, respectively. At December 31, 2023, the Company had federal and state net operating loss carryforwards of approximately $3.7 million and $1.2 million, respectively. These carry forward losses are available to offset future U.S. federal and state taxable income and are not subject to IRC Section 382 limitations. All federal net operating losses being carried forward were incurred in tax years beginning after December 31, 2021, and therefore will carry forward indefinitely.

Valuation Allowance

The Company provides for recognition of deferred tax assets if the realization of such assets is more likely than not to occur in accordance with accounting standards that address income taxes. Significant management judgment is required in determining the period in which the reversal of a valuation allowance should occur. The Company has considered all available evidence, both positive and negative, such as historical levels of income and future forecasts of taxable income amongst other items, in determining its valuation allowance and has concluded that a valuation allowance is warranted in the amount of $529 and $0 as of December 31, 2024 and 2023.

17.INCOME TAXES (continued)

Unrecognized Tax Benefits

Based on the Company’s evaluation, it has been concluded that there are no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2024 and 2023 and the Company does not anticipate any material changes over the next twelve months.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and other expense, respectively. There were no amounts accrued for interest or penalties on unrecognized tax benefits for the years ended December 31, 2024 and 2023. Management does not expect any material changes in its unrecognized tax benefits in the next year.

The Company files income tax returns, including returns for its subsidiaries, with federal and state jurisdictions. The Company is generally not subject to examinations for its federal and state returns for any periods prior to the 2021 tax year. The Company is not currently under examination for any tax years.